Participative shareholders’ debentures (Tables)	6 Months Ended
Jun. 30, 2025
Participative Shareholders Debentures
Schedule of statement of income and balance sheet

					Financial result
	Average price (R$)		Three-month period ended June 30,		Six-month period ended June 30,		Liabilities
	2025	2024	2025	2024	2025	2024	June 30, 2025	December 31, 2024
Participative shareholders’ debentures	34.47	35.06	(117)	(241)	(79)	(77)	2,454	2,217